Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and benefits	$ 1,293,307	$ 1,092,629
Professional fees and other accrued expenses	15,791	2,733
Interest payable		9,450
Accrued expenses and other current liabilities	$ 1,309,098	$ 1,104,812